Financial Instruments and Fair Value Disclosures	6 Months Ended
Mar. 31, 2019
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
7.	Financial Instruments and Fair Value Disclosures:

The principal financial assets of the Company consist of cash at banks and amounts due from related party. The principal financial liabilities of the Company consist of trade accounts payable and amounts due to related party.
Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition.
The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments.